SEI INSTITUTIONAL INVESTMENTS TRUST

Small/Mid Cap Equity Fund
World Select Equity Fund
(the "Funds")

Supplement Dated April 11, 2019
to the Prospectus dated September 30, 2018, as amended on October 2, 2018, October 29,
2018 and December 20, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small/Mid Cap Equity Fund

In the Fund Summary for the Small/Mid Cap Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Integrity Asset Management is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small/Mid Cap Equity Fund," the text relating to Integrity Asset Management is hereby deleted.

Change in Portfolio Management of the World Select Equity Fund

In the Fund Summary for the World Select Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2019	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2019	Vice President, Investment Management

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Select Equity Fund" the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the World Select Equity Fund. A team of investment professionals manages the portion of the World Select Equity Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1219 (04/19)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small/Mid Cap Equity Fund
World Select Equity Fund
(the "Funds")

Supplement Dated April 11, 2019
to the Statement of Additional Information ("SAI") dated September 30, 2018, as amended on October 2, 2018, October 29, 2018, December 20, 2018 and January 29, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "Integrity Asset Management" is hereby deleted and "Mackenzie Investments Corporation" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Integrity Asset Management is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

MACKENZIE INVESTMENTS CORPORATION—Mackenzie Investments Corporation ("Mackenzie") serves as a Sub-Adviser to a portion of the assets of the World Select Equity Fund. Mackenzie is an SEC registered investment adviser and a Delaware corporation. Mackenzie was founded in 2012 and provides investment advisory services to various types of clients.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie

Compensation. SIMC pays Mackenzie a fee based on the assets under management of the World Select Equity Fund as set forth in an investment sub-advisory agreement between Mackenzie and SIMC. Mackenzie pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Select Equity Fund. The following information relates to the period ended December 31, 2018.

Mackenzie's portfolio managers are paid fixed and variable compensation. Such variable compensation is calculated by reference to: (i) a peer relative ranking that the portfolio managers achieve in the relevant strategy, and (ii) sales related factors. The peer relative ranking element is determined by comparing the performance (net of non-reclaimable withholdings taxes) of a representative account in the relevant strategy against the investment performance generated by peer investment managers in similar strategies.

Ownership of Fund Shares.  As of December 31, 2018, Mackenzie's portfolio managers did not beneficially own any shares of the World Select Equity Fund.

Other Accounts.  As of December 31, 2018, in addition to the World Select Equity Fund, Mackenzie's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Arup Datta, CFA	0	$0	8	$692	0	$0
Nicholas Tham, CFA	0	$0	8	$692	0	$0

†  Mackenzie utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Conflicts may arise in situations where the interests of Mackenzie and those of the World Select Equity Fund are inconsistent. For example, a conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the World Select Equity Fund, which may have different investment guidelines and objectives. In addition to the World Select Equity Fund, these accounts may include accounts of private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mackenzie's management of the World Select Equity Fund and other accounts, which, in theory, may allow Mackenzie to allocate investment opportunities in a way that favors other accounts over the World Select Equity Fund. This conflict of interest may be exacerbated to the extent that Mackenzie or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the World Select Equity Fund. Mackenzie (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the World Select Equity Fund. To the extent a particular investment is suitable for both the World Select Equity Fund and the other accounts, such investments will be allocated between the World Select Equity Fund and the other accounts on a pro rata basis. If a pure pro-rata allocation is not feasible, allocations are made on an otherwise fair and equitable basis.

Generally, Mackenzie takes steps to identify all existing material conflicts of interest and those that are reasonably expected to arise. To address and manage these conflicts, Mackenzie maintains policies and procedures to ensure that the firm manages all accounts in a manner consistent with the fiduciary duties Mackenzie owes its clients and with all applicable laws.

In addition, under the same heading, the sub-heading titled "Integrity" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1220 (04/19)